SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Deferred tax assets
Allowance for expected credit losses	$ 776,991	$ 450,283
Impairment of a long-term investment	71,353	69,640
Unbilled cost	2,588,288	1,679,669
Investment loss of equity method
Other	(238,973)	198,201
Total deferred tax assets	3,197,659	2,397,793
Deferred tax liabilities
Unbilled revenue	(3,492,293)	(3,555,899)
Long term investment gain of equity method	(12,879)	(17,597)
Total deferred tax liabilities	(3,505,172)	(3,573,496)
Net deferred tax liabilities	$ (307,513)	$ (1,175,703)